Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2021
Stockholders' Equity [Abstract]
Changes in shares of common stock outstanding

	Number of Shares
	Year ended March 31
	2019	2020	2021
Common stock outstanding at beginning of year	3,392,937,486	3,310,800,799	3,038,587,493
Decrease of common stock by cancellation of treasury stock	(150,000,000)	—	(260,000,000)
Common stock held in treasury:
Repurchases of common stock	(100,020,867)	(299,381,781)	(20,129)
Sales of common stock	180	390	353
Common stock issued to employees	17,894,000	27,168,085	24,587,717
Cancellation of treasury stock	150,000,000	—	260,000,000
Other net change in treasury stock	(10,000)	—	—

Common stock outstanding at end of year	3,310,800,799	3,038,587,493	3,063,155,434